Trade and other receivables (Details 1) - Third Parties [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	$ 6,346	$ 9,179
Expected credit losses	(1,639)	(1,613)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	4,513	6,948
Expected credit losses	(168)	(34)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	213	472
Expected credit losses	(75)	(43)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	63	19
Expected credit losses	(23)	(10)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	30	63
Expected credit losses	(18)	(57)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,527	1,677
Expected credit losses	$ (1,355)	$ (1,469)